Income Taxes - Schedule of Major Tax-Effected Components of Net Deferred Tax Liability (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax liability - federal and state
Real estate investments, net		$ 25,368	$ 1,734,680
Total deferred tax liability	$ 25,368	$ 25,368	$ 1,734,680